Supplemental cash flow information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Cash Flow, Supplemental Disclosures

The supplemental information associated with the consolidated statements of cash flows for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Cash paid during the fiscal year for:
Income taxes	¥11,504	¥22,088	¥8,197
Interest	706	372	327
Non-cash investing and financing activities:
Capital leasing receivables	—	—	31
Capital lease obligations	602	1,022	214
Change in ownership of Nidec Servo in connection with share exchange transaction
—Change in common stock	—	1,186	—
—Change in treasury stock	—	3,002	—